Leases (Details Narrative) - USD ($)		1 Months Ended
	Jan. 01, 2023	Jan. 31, 2023	Oct. 17, 2022	Sep. 06, 2022	Aug. 31, 2022	Jul. 31, 2022		Jul. 31, 2021
Remaining lease term				3 years
Operating lease right of use asset		$ 621,827 [1]	$ 363,000	$ 313,000	$ 120,000	$ 4,665,515	[1]	$ 5,445,744
Operating lease liability		$ 1,171,953	$ 363,000	$ 313,000	$ 120,000	$ 5,238,207		$ 6,083,690
Expiration date	Dec. 31, 2025	Sep. 30, 2023
Increase decrease in Operating lease right of use asset		$ 3,361,000
Increase decrease in lease liabilities		$ 3,361,000
Minimum [Member]
Remaining lease term		1 year				1 year
Maximum [Member]
Remaining lease term		3 years				5 years

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.